Financial risks (Tables)	12 Months Ended
Dec. 31, 2018
Financial risks
Schedule of effect on profit/loss and equity of reasonably likely change in financial variable

	2018		2017
DKK thousand	Fluctuation	Effect	Fluctuation	Effect
USD	+/-10%	9,627	+/- 10%	12,304
Interest rate	+/- 100b.p	7,974	+/- 100b.p	5,562

Schedule of contractual maturity

DKK thousand	<6 months	6<12 months	1-5 years	Total
Trade payables	32,652	0	0	32,652
Other	80,864	0	0	80,864
Total financial liabilities at December 31, 2018	113,516	0	0	113,516
Trade payables	29,428	0	0	29,428
Royalty bond repayments	1,401	1,347	132,986	135,734
Interest payments on royalty bond	7,249	7,302	35,140	49,691
Other (restated)	34,242	0	0	34,242
Total financial liabilities at December 31, 2017	72,320	8,649	168,126	249,095

Schedule of financial instrument carried at fair value

		Restated
DKK thousand	2018	2017
Categories of financial instruments
Trade receivables	3,274	5,679
Other receivables	3,368	4,979
Restricted cash	0	5,892
Cash and cash equivalents	860,635	588,718
Financial assets at amortised cost1)	867,277	605,268
Securities	298,611	75,111
Other investments	32,582	9,312
Financial assets measured at fair value	331,193	84,423
Royalty bond	0	135,734
Trade payables	32,652	29,428
Other liabilities	80,864	41,454
Financial liabilities measured at amortized cost	113,516	206,616

1)    Classified as loans and receivables under IAS 39